Organization	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Organization

1. Organization

StepStone Group Inc. (“SSG”) was incorporated in the state of Delaware on November 20, 2019. The company was formed for the purpose of completing an initial public offering (“IPO”) in order to conduct the business of StepStone Group LP (the “Partnership”) as a publicly-traded entity. As of September 18, 2020, in connection with the Reorganization discussed below, SSG became the sole managing member of the general partner of the Partnership. Unless otherwise specified, “StepStone” or the “Company” refers to SSG and its consolidated subsidiaries, including the Partnership, following the Reorganization and IPO, and to the Partnership and its consolidated subsidiaries prior to the Reorganization and IPO, throughout the remainder of these notes to the condensed consolidated financial statements.

The Company is a global private markets investment firm focused on providing customized investment solutions and advisory and data services to its clients. The Company’s clients include some of the world’s largest public and private defined benefit and defined contribution pension funds, sovereign wealth funds and insurance companies, as well as prominent endowments, foundations, family offices and private wealth clients, including high-net-worth and mass affluent individuals. The Company partners with its clients to develop and build private markets portfolios designed to meet their specific objectives across the private equity, infrastructure, private debt and real estate asset classes. These portfolios utilize several types of synergistic investment strategies with third-party fund managers, including commitments to funds (“primaries”), acquiring stakes in existing funds on the secondary market (“secondaries”) and investing directly into companies (“co-investments”).

The Company, through its subsidiaries, acts as the investment advisor and general partner or managing member to separately managed accounts (“SMAs”) and focused commingled funds (collectively, the “StepStone Funds”).

Reorganization

In connection with the IPO, the Company completed certain transactions as part of a corporate reorganization (the “Reorganization”), which are described below:

•	SSG amended and restated its certificate of incorporation to, among other things, provide for Class A common stock and Class B common stock.

•	The Partnership amended its limited partnership agreement to, among other things, provide for Class A units and Class B units.

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StepStone Group Holdings LLC (the “General Partner”) amended and restated its limited liability company agreement to, among other things, appoint SSG as the sole managing member of the General Partner.

•	SSG redeemed its 100 shares of common stock outstanding.

•

The Partnership effectuated a series of transactions such that certain blocker entities in which certain pre-IPO institutional investors that held partnership units in the Partnership merged with and into SSG, with SSG surviving. As a result of the mergers, the 100% owners of the blocker entities acquired 9,112,500 shares of newly issued Class A common stock of SSG.

•	The Partnership classified the partnership units acquired by SSG as Class A units and reclassified the partnership units held by the continuing limited partners of the Partnership as Class B units.

•	SSG issued to the remaining Class B unitholders one share of Class B common stock for each Class B unit that they owned in exchange for their interests in the General Partner.

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Certain of the Class B stockholders entered into a stockholders agreement pursuant to which they agreed to vote all their shares of voting stock, including Class A common stock and Class B common stock, together and in accordance with the instructions of the Class B Committee, which comprises of certain members of senior management.

Initial Public Offering

On September 18, 2020, SSG issued 20,125,000 shares of Class A common stock in the IPO at a price of $18.00 per share. The net proceeds from the offering totaled $337.8 million, net of underwriting discounts of $24.5 million and before offering costs of $9.7 million that were incurred by the Partnership. SSG used approximately $209.8 million of the net proceeds from the offering to acquire 12,500,000 newly issued Class A units of the Partnership and approximately $128.0 million to purchase 7,625,000 Class B units from certain of the Partnership’s existing unitholders, including certain members of senior management.

Following the Reorganization and IPO, SSG became a holding company whose principal asset is a controlling financial interest in the Partnership through its ownership of all of the Partnership’s Class A units and a 100% membership interest in the General Partner of the Partnership. While this interest represents a minority of economic interests in the Partnership, SSG acts as the sole managing member of the General Partner of the Partnership and, as a result, indirectly operates and controls all of the Partnership’s business and affairs. As a result, SSG consolidates the financial results of the Partnership and report non-controlling interests related to the Class B units of the Partnership which are not owned by SSG. The assets and liabilities of the Partnership represent substantially all of SSG’s consolidated assets and liabilities, with the exception of certain deferred income taxes and payables due to affiliates pursuant to tax receivable agreements (see note 10). Each share of Class A common stock is entitled to one vote and each share of Class B common stock is entitled to five votes. As of December 31, 2020, SSG held approximately 30.8% of the economic interest in the Partnership. As the Partnership’s limited partners exchange their Class B units into SSG’s Class A common stock in the future, SSG’s economic interest in the Partnership will increase.

The Reorganization is considered a transaction between entities under common control. As a result, the condensed consolidated financial statements for periods prior to the Reorganization and IPO are the condensed consolidated financial statements of the Partnership as the predecessor to SSG for accounting and reporting purposes.

1.	Organization

StepStone Group Inc. (the “Company”) was incorporated in the state of Delaware on November 20, 2019. In connection with its incorporation, the Company issued 100 shares of common stock for $100 to StepStone Group LP. The Company was formed for the purpose of completing a public offering and related transactions (the “Reorganization”) in order to conduct the business of StepStone Group LP as a publicly-traded entity. The Company commenced operations on November 20, 2019, had no operations prior to such date and had no activities from the period November 20, 2019 through March 31, 2020.

Following the successful completion of the Reorganization and this offering, the Company will be a public holding company and its sole asset will be an equity interest in StepStone Group LP and a 100% membership interest in StepStone Group Holdings LLC, which is the general partner of StepStone Group LP.

StepStone Group LP
Organization
1.	Organization

StepStone Group LP (together with its subsidiaries, “StepStone” or the “Company”) was originally organized on January 3, 2007 as a Delaware limited liability company and was later converted to a Delaware limited partnership.

The Company is a global private markets investment firm focused on providing customized investment solutions and advisory and data services to its clients. The Company’s clients include some of the world’s largest public and private defined benefit and defined contribution pension funds, sovereign wealth funds and insurance companies, as well as prominent endowments, foundations, family offices and private wealth clients, including high-net-worth and mass affluent individuals. The Company partners with its clients to develop and build private markets portfolios designed to meet their specific objectives across the private equity, infrastructure, private debt and real estate asset classes. These portfolios utilize several types of synergistic investment strategies with third-party fund managers, including commitments to funds (“primaries”), acquiring stakes in existing funds on the secondary market (“secondaries”) and investing directly into companies (“co-investments”).

The Company, through its subsidiaries, acts as the investment advisor and general partner or managing member to separately managed accounts (“SMAs”) and focused commingled funds (collectively, the “StepStone

Funds”). The Company, through its various operating entities, is a registered investment adviser with the U.S.

Securities and Exchange Commission (“SEC”).